Recent Accounting Pronouncements and Significant Accounting Policies, Allowance for Doubtful Accounts and Provision for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for Doubtful Accounts and Provision for Credit Losses [Abstract]
Change in provision of estimated losses	$ (7)	$ (85)	$ (12)
Demurrages write offs	0	48	45
Allowances for doubtful accounts	114	147	$ 0
Cash Equivalents [Member]
Allowance for Doubtful Accounts and Provision for Credit Losses [Abstract]
Allowance for estimated credit losses	0	0
Freight and Demurrage Receivables [Member]
Allowance for Doubtful Accounts and Provision for Credit Losses [Abstract]
Allowance for estimated credit losses	131	171
Insurance Claims [Member]
Allowance for Doubtful Accounts and Provision for Credit Losses [Abstract]
Allowance for estimated credit losses	$ 0	$ 0